Product Warranties	12 Months Ended
Mar. 31, 2014
Guarantees [Abstract]
Product Warranties

10.  Product Warranties

The Company offers various warranties on its products, including a 30-year limited warranty on certain of its fibre cement siding products in the United States. A typical warranty program requires the Company to replace defective products within a specified time period from the date of sale. The Company records an estimate for future warranty related costs based on a trend analysis of actual historical warranty costs as they relate to sales. Based on this analysis and other factors, the adequacy of the Company’s warranty provisions is adjusted as necessary. While the Company’s warranty costs have historically been within its calculated estimates, it is possible that future warranty costs could differ from those estimates.

The following are the changes in the product warranty provision:

	Years Ended 31 March
(Millions of US dollars)	2014	2013	2012

Balance at beginning of period	$27.1	$27.0	$26.2
Accruals for product warranties	14.0	12.1	13.1
Settlements made in cash or in kind	(9.7)	(12.0)	(12.3)

Balance at end of period	$31.4	$27.1	$27.0